Vessels, net	12 Months Ended
Dec. 31, 2024
Vessels, net [Abstract]
Vessels, net
4.	Vessels, net:

The movement in “Vessels, net”, between the periods presented in the accompanying consolidated balance sheets is analyzed as follows:

	Vessels cost	Accumulated depreciation	Vessels, net
Balance, January 1, 2022	$11,066	$(525)	$10,541
Depreciation	—	(680)	(680)
Balance, December 31, 2022	$11,066	$(1,205)	$9,861
Depreciation	—	(680)	(680)
Balance, December 31, 2023	$11,066	$(1,885)	$9,181
Vessels additions	18,047	—	18,047
Depreciation	—	(1,130)	(1,130)
Balance, December 31, 2024	$29,113	$(3,015)	$26,098

On August 2, 2024, Icon entered into an agreement with an unaffiliated third-party to acquire the M/V Bravo, a Kamsarmax dry bulk carrier with a carrying capacity of approximately 81.448 dwt, built in Japan in 2007, for a purchase price of $17,573. The M/V Bravo was delivered to the Company on September 23, 2024. The vessels additions presented above relate to the purchase of M/V Bravo and related costs, and to the installation of efficiency improvement equipment on the M/V Alfa during her scheduled drydocking.